American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2024

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 83.8%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	6,261,080	6,322,137
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	18,834,375	18,701,066
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	41,101,538	43,148,506
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	29,404,600	29,929,002
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	11,520,840	12,360,445
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	95,649,840	94,343,012
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	98,217,840	95,877,933
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	36,872,640	36,016,683
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	151,153,994	146,979,464
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	63,508,050	61,589,408
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	229,856,688	220,359,336
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	20,646,560	19,928,774
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	30,688,992	30,511,006
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	70,703,425	67,605,588
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	118,970,429	115,940,973
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	54,702,120	52,553,446
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	48,230,676	48,989,736
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	31,253,000	29,847,024
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	90,316,905	90,451,723
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	77,744,520	72,026,524
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	21,568,585	21,212,985
TOTAL U.S. TREASURY SECURITIES (Cost $1,346,160,965)		1,314,694,771
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Private Sponsor Collateralized Mortgage Obligations — 3.6%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	2,068,983	2,076,407
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	3,337,273	3,319,471
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.51%, 6/25/36	138,395	92,945
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	5,458,868	5,441,676
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	4,357,600	4,338,167
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	7,345,484	7,357,325
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	3,164,108	3,181,429
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	4,182,577	4,198,862
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	2,945,690	2,952,651
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	4,937,685	4,920,432
MFA Trust, Series 2024-NQM2, Class A1, 5.27%, 8/25/69(2)	6,377,140	6,309,910
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	1,992,300	1,985,089
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	2,476,330	2,462,756
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	3,174,364	3,164,378
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	5,118,635	5,102,514
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	34,947	30,933
		56,934,945
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	274,738	272,411
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,312,517)		57,207,356
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
GNMA, 5.50%, TBA (Cost $49,206,004)	49,068,000	48,670,018

ASSET-BACKED SECURITIES — 2.7%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,911,323	3,688,872
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	7,433,870
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	7,000,000	6,295,551
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	1,847,977	1,872,500
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	3,650,000	3,713,213
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)	3,525,000	3,546,863
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	2,643,431	2,668,615
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,840,012
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	6,650,000	6,735,635
TOTAL ASSET-BACKED SECURITIES (Cost $41,862,859)		41,795,131
CORPORATE BONDS — 2.4%
Aerospace and Defense — 0.3%
Boeing Co., 2.20%, 2/4/26	1,850,000	1,795,168
TransDigm, Inc., 6.75%, 8/15/28(2)	2,457,000	2,481,506
		4,276,674
Banks — 0.7%
Bank of America Corp., VRN, 5.82%, 9/15/29	1,465,000	1,501,565
Barclays PLC, VRN, 7.39%, 11/2/28	2,625,000	2,783,042
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,752,000	1,736,768
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	4,390,000	4,372,221
		10,393,596
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	3,480,000	3,711,952
Containers and Packaging — 0.1%
Berry Global, Inc., 4.50%, 2/15/26(2)	1,200,000	1,183,657
Insurance — 0.9%
Athene Global Funding, 4.86%, 8/27/26(2)	4,340,000	4,337,763
Athene Global Funding, 5.35%, 7/9/27(2)	3,297,000	3,330,200
GA Global Funding Trust, 2.25%, 1/6/27(2)	2,800,000	2,651,144
GA Global Funding Trust, 4.40%, 9/23/27(2)	4,540,000	4,476,214
		14,795,321
Media — 0.2%
Sirius XM Radio LLC, 3.125%, 9/1/26(2)	3,825,000	3,677,552
TOTAL CORPORATE BONDS (Cost $37,862,736)		38,038,752
PREFERRED STOCKS — 2.1%
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	2,600,000	2,596,236
Barclays PLC, 6.125%	4,575,000	4,569,951
Intesa Sanpaolo SpA, 7.70%(2)	2,600,000	2,606,556
Lloyds Banking Group PLC, 7.50%	1,800,000	1,818,661
NatWest Group PLC, 6.00%	1,800,000	1,794,779
Nordea Bank Abp, 6.625%(2)	4,480,000	4,504,739
Societe Generale SA, 8.00%(2)	1,800,000	1,820,882
Standard Chartered PLC, 6.00%(2)	4,000,000	4,007,618
		23,719,422
Capital Markets — 0.6%
Charles Schwab Corp., 5.375%	4,510,000	4,497,258
Deutsche Bank AG, 4.79%	800,000	785,000
Deutsche Bank AG, 7.50%	1,800,000	1,800,377
UBS Group AG, 6.875%	2,600,000	2,606,799
		9,689,434
TOTAL PREFERRED STOCKS (Cost $33,322,531)		33,408,856

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	6,467,000	6,621,454
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	3,477,000	3,616,297
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	1,700,000	1,758,453
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	6,045,000	6,288,059
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,132,348
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,436,399)		21,416,611
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.98%, (3-month SOFR plus 2.46%), 8/14/30(2)	4,625,000	4,643,078
Dryden 68 CLO Ltd., Series 2019-68A, Class BRR, VRN, 6.21%, (3-month SOFR plus 1.55%), 7/15/35(2)	4,550,000	4,560,100
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(2)	4,450,000	4,450,000
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(2)	2,350,000	2,351,691
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.66%, (3-month SOFR plus 2.00%), 4/15/31(2)	2,250,000	2,256,536
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,225,000)		18,261,405
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF	383,000	8,069,810
SPDR Blackstone Senior Loan ETF	193,300	8,066,409
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,212,524)		16,136,219
BANK LOAN OBLIGATIONS(3) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 8/24/28(4) (Cost $1,178,593)	1,172,000	1,177,069
SHORT-TERM INVESTMENTS — 2.5%
Commercial Paper(5) — 2.5%
Overwatch Alpha Funding LLC, 4.45%, 1/2/25 (LOC: Bank of Nova Scotia)(2) (Cost $39,895,190)	39,900,000	39,890,349
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $1,662,675,318)		1,630,696,537
OTHER ASSETS AND LIABILITIES — (3.9)%		(61,945,430)
TOTAL NET ASSETS — 100.0%		$1,568,751,107

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	805	March 2025	$85,575,274	$(492,783)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.46%	3/15/25	$25,000,000	$58	$295,066	$295,124
CPURNSA	Receive	2.49%	5/28/25	$50,000,000	230	(96,185)	(95,955)
CPURNSA	Receive	2.19%	6/18/25	$25,000,000	246	(3,348)	(3,102)
CPURNSA	Receive	2.31%	6/24/25	$25,000,000	255	(39,192)	(38,937)
CPURNSA	Receive	2.35%	7/1/25	$25,000,000	266	(58,433)	(58,167)
CPURNSA	Receive	2.34%	7/10/25	$25,000,000	279	(50,363)	(50,084)
CPURNSA	Receive	2.33%	7/10/25	$25,000,000	278	(47,921)	(47,643)
CPURNSA	Receive	2.26%	7/12/25	$25,000,000	281	(27,806)	(27,525)
CPURNSA	Receive	2.05%	7/17/25	$25,000,000	289	25,004	25,293
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	597	2,389,608	2,390,205
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,405,483	2,406,105
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	629	1,005,291	1,005,920
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	811	(211,774)	(210,963)
CPURNSA	Receive	2.39%	8/2/29	$11,300,000	522	12,958	13,480
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	586	(44,861)	(44,275)
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	588	(44,863)	(44,275)
CPURNSA	Receive	2.46%	12/10/29	$7,000,000	536	(1,288)	(752)
CPURNSA	Receive	2.44%	12/11/29	$10,000,000	554	7,390	7,944
					$7,627	$5,514,766	$5,522,393

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
GNMA	–	Government National Mortgage Association
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,916,119.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $198,680,083, which represented 12.7% of total net assets.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,314,694,771	—
Collateralized Mortgage Obligations	—	57,207,356	—
U.S. Government Agency Mortgage-Backed Securities	—	48,670,018	—
Asset-Backed Securities	—	41,795,131	—
Corporate Bonds	—	38,038,752	—
Preferred Stocks	—	33,408,856	—
Commercial Mortgage-Backed Securities	—	21,416,611	—
Collateralized Loan Obligations	—	18,261,405	—
Exchange-Traded Funds	$16,136,219	—	—
Bank Loan Obligations	—	1,177,069	—
Short-Term Investments	—	39,890,349	—
	$16,136,219	$1,614,560,318	—
Other Financial Instruments
Swap Agreements	—	$6,144,071	—

Liabilities
Other Financial Instruments
Futures Contracts	$492,783	—	—
Swap Agreements	—	$621,678	—
	$492,783	$621,678	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.